Average Annual Total Returns - MCL - Victory Floating Rate Fund	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	4.92%	6.30%	4.38%	2.49%	3.87%	2.17%	2.80%	3.74%	2.37%	3.12%	5.24%	4.32%